Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Balance sheet accounts	$ 1	¥ 6.9931		¥ 7.2993
Average translation amount	$ 1	¥ 7.1875		¥ 7.1957
Security deposit, percentage	1.00%
Estimated useful lives, term	10 years
Revenue	$ 68,909		$ 107,507		$ 146,554
Reported operating segments	1	1
Tax benefit percentage	50.00%	50.00%
Value added tax rate	6.00%	6.00%
Tax profit	10.00%	10.00%
Surplus fund	50.00%	50.00%
Impairment losses of long-term investment
VIE subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 68,909		107,507		$ 146,554
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of fixed services fee	0.30%	0.30%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of fixed services fee	0.50%	0.50%
Prepaid Expenses and Other Current Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Allowances for credit losses	$ 976,334		$ 125,675